Shareholders' Equity - Summary of Composition of Share Capital (Detail) - shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Number of Shares Authorized	500,000,000	179,872,754	107,265,966
Number of Shares Issued and outstanding		16,948,226	15,855,287